Shareholder Report, Holdings (Details) - Blue Chip Investor Fund Shares	Jun. 30, 2024
Diversified Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.01%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.39%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.71%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.27%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.26%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
Berkshire Hathaway Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.01%
Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Aer Cap Holdings N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.76%
Goldman Sachs F S Government Fund Institutional Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
Markel Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.04%
Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
L K Q Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
Brookfield Corporation Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Car Max Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
Cimpress P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%